PROPERTY, PLANT AND EQUIPMENT AND OPERATING LEASES - Maturity of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
2023	$ 579
2024	485
2025	340
2026	252
2027	187
Thereafter	571
Total undiscounted lease payments	2,415
Less: imputed interest	(326)
Operating lease liabilities	$ 2,089	$ 2,496